UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - Dreyfus California AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.2%	Rate (%)	Date	Amount ($)	Value ($)
California--90.9%
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue (Sansum-Santa
Barbara Medical Foundation
Clinic)	5.50	4/1/21	3,500,000	3,573,710
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,139,680
Alameda Corridor Transportation
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/16	2,000,000	2,024,260
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	20,684,276
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	15,000,000	16,119,600
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.50	4/1/43	11,720,000	12,944,388
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,735,095
California,
Economic Recovery Bonds	5.00	7/1/20	10,000,000	11,939,600
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	15,975,300
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	4,982,760
California,

GO (Various Purpose)	6.50	4/1/33	30,000,000	35,223,600
California,
GO (Various Purpose)	5.50	3/1/40	20,000,000	21,508,200
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	8,530,000	8,538,530
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	8,778,825
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	7,500,000	8,482,950
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	11,600,000	13,035,268
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	225,000 a	239,881
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	6/30/23	135,000	173,426
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	210,000	178,345
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	14,125,000	14,412,302
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	9,500,000	10,516,880
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	904,574
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist

Health System/West)	5.00	3/1/18	1,000,000	1,034,400
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	6,127,742
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	9,500,000	9,731,705
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000	6,626,160
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,465,000	7,548,235
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
National Public Finance
Guarantee Corp.)	5.35	8/15/28	2,290,000	2,302,206
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	16,195,000	16,450,233
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	22,400,853
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	1,042,820
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	4.00	12/1/11	2,515,000	2,614,267
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000	6,782,535
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National

Public Finance Guarantee Corp.)	5.90	6/1/14	19,330,000	22,260,621
California Pollution Control
Financing Authority, Revenue
(San Jose Water Company
Project)	5.10	6/1/40	5,500,000	5,650,590
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation
Project)	5.25	8/1/40	6,000,000 b	6,115,920
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
National Public Finance
Guarantee Corp.)	6.50	9/1/17	13,000,000	14,566,370
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000	1,776,751
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,325,100
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	5,250,000 a	5,822,617
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000	2,725,960
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000	5,395,550
California State University
Trustees, Systemwide Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/26	10,485,000	11,345,609
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	19,283,600
California Statewide Communities

Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,380,000	7,385,904
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	10,542,000
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/24	5,000,000	5,319,450
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	8,205,000	8,164,549
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	10,770,000	9,656,382
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.25	12/1/27	9,000,000	8,770,140
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,705,200
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000	5,684,363
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	14,833,980
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,544,571
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	16,019,866

California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	19,710,000	20,335,990
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/36	14,355,000	14,772,013
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	10,000,000	10,229,200
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,500,000	4,701,555
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000	3,725,866
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/24	2,075,000	2,104,091
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000	1,097,990
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group) (Prerefunded)	5.75	2/1/11	2,500,000 a	2,582,325
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000 c	1,751,370
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	10,000,000 c	2,599,900

Chino Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/30	10,000,000	10,403,100
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,565,000 d	13,827,946
Compton Public Finance Authority,
LR (Various Capital Projects)
(Insured; AMBAC)	5.25	9/1/27	13,355,000	13,944,223
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	11,325,000	11,346,178
Fontana Community Facilities
District Number 2, Senior
Special Tax Revenue (Village
of Heritage) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/17	10,000,000	10,059,200
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	13,886,802
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000	11,739,798
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000	1,718,110
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	1/15/12	4,550,000	4,598,048
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000	2,002,560
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,516,300

Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal
Corp.)	4.55	6/1/22	1,725,000	1,670,973
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	24,160,000	21,880,021
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,000,000	7,920,400
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	14,770,000 a	17,247,224
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000 c	2,853,900
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000 c	2,812,089
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000 c	2,722,062
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000 c	1,426,642
Kaweah Delta Health Care District,
Revenue (Prerefunded)	6.00	8/1/12	9,000,000 a	10,129,680
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	5.65	9/1/13	1,125,000 a	1,314,574
Los Angeles,
Wastewater System Revenue
(Insured; Assured Guaranty

Municipal Corp.)	5.00	6/1/32	6,050,000	6,393,398
Los Angeles,
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.75	6/1/35	7,800,000	7,970,742
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000	17,943,568
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000	26,294,000
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/30	4,250,000	4,495,692
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000	29,962,208
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/15	3,000,000	3,610,110
Metropolitan Water District of
Southern California, Water
Revenue	5.00	1/1/39	5,000,000	5,434,200
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000 c	2,627,589
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000 c	2,958,912
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000	2,969,175
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000 a	869,560
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000 a	520,118

Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	26,400,000	31,013,664
Oakland Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	17,275,000	17,980,166
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	3,277,853
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	6,019,200
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,061,890
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000	3,113,940
Rancho California Water District
Financing Authority, Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/28	8,965,000	9,665,704
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/25	7,485,000	7,547,949
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000 a	12,380,306
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,325,439
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000	5,521,734
Sacramento County,

Airport System Senior Revenue	5.13	7/1/25	5,890,000	6,397,541
Sacramento County,
Airport System Senior Revenue	5.00	7/1/40	5,000,000	5,148,500
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	10,845,000	11,463,924
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	6,930,000	7,415,239
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000	6,879,850
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,204,978
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000	9,005,620
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	8,045,000	8,790,047
San Diego Public Facilities
Financing Authority, Water
Revenue	5.25	8/1/28	6,000,000	6,838,140
San Diego Public Facilities
Financing Authority, Water
Revenue	5.13	8/1/29	6,470,000	7,120,753
San Diego Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/16	1,465,000	1,655,157
San Francisco City and County
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	2,995,507
San Francisco City and County
Airport Commission, San
Francisco International

Airport Second Series Revenue
(Issue 32F) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/21	1,000,000	1,108,250
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34D)	5.25	5/1/26	4,000,000	4,427,240
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	11,000,000	12,426,480
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000	15,193,735
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000 c	292,823
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000 c	268,425
Santa Rosa,
Wastewater Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	9/1/24	5,110,000	5,688,503
Sequoia Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,695,000	2,944,395
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School
District, GO Bond) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	8/1/27	6,500,000	7,177,365
Southern California Public Power
Authority, Revenue (Canyon

Power Project)	5.25	7/1/27	7,485,000	8,655,429
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000	13,097,062
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000 e	15,512,467
Tobacco Securitization Authority
of Northern California,
Tobacco Settlement
Asset-Backed Bonds (Sacramento
County Tobacco Securitization
Corporation)	5.38	6/1/38	20,000,000	15,679,800
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,940,000	1,820,244
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	456,695
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.63	1/1/29	8,000,000	8,958,240
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000	6,222,949
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000	8,912,674
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000	11,299,000
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000	9,396,080
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000	11,420,900
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/17	6,000,000	6,814,500
West Covina Redevelopment Agency,
Community Facilities District,

Special Tax Revenue (Fashion
Plaza)	6.00	9/1/22	11,325,000	13,195,097
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000 c	628,410
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital) (Prerefunded)	5.75	6/1/12	10,090,000 a	11,153,587
Yorba Linda Water District,
Revenue, COP (Capital
Improvement Projects)	5.00	10/1/38	3,000,000	3,140,940
U.S. Related--7.3%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000	3,030,291
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000	2,104,360
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000	6,338,799
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000	5,410,700
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	10,000,000	10,484,700
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000	11,116,300
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.25	7/1/16	3,000,000	3,607,890
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,750,000	5,021,795
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	11,281,710

Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,675,425
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	5,281,500
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000	5,078,655
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000	8,237,550
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	10,235,900
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,848,185
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.63	10/1/10	345,000	346,259
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	5,000,000	5,307,050
Total Long-Term Municipal Investments
(cost $1,232,154,653)				1,315,758,561
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)	Value ($)
California;
California,
GO Notes
(Kindergarten-University)
(LOC: California Teachers
Retirement System and Citibank
NA)	0.25	9/1/10	17,200,000 f	17,200,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center) (LOC;
Bank of America)	0.26	9/1/10	1,600,000 f	1,600,000

Total Short-Term Municipal Investments
(cost $18,800,000)		18,800,000
Total Investments (cost $1,250,954,653)	99.6%	1,334,558,561
Cash and Receivables (Net)	.4%	4,887,055
Net Assets	100.0%	1,339,445,616

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, this security had a total market value of $6,115,920 or 0.5% of net assets.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Purchased on a delayed delivery basis.
f	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,250,954,653. Net unrealized appreciation on investments was $83,603,908 of which $89,413,044 related to appreciated investment securities and $5,809,136 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,334,558,561	-	1,334,558,561

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

-          Dreyfus California AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date: October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)